OPERATING EXPENSES - Other administrative and general expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES
Fees	$ 864,520	$ 758,986	$ 539,473
Maintenance and repairs	757,861	592,493	580,752
Insurance	640,753	495,146	518,553
Data processing	362,621	363,105	307,609
Frauds and claims	258,834	182,916	144,689
Transport	232,471	198,828	178,841
Advertising	185,122	153,066	128,011
Public services	119,949	149,029	110,998
Cleaning and security services	117,966	111,717	106,112
Contributions and affiliations	116,118	101,727	95,638
Communications	72,501	71,861	75,847
Properties improvements and installation	70,845	64,554	46,489
Disputes, fines and sanctions	63,519	13,106	20,988
Useful and stationery	55,045	53,476	50,575
Real estate management	30,216	28,962	26,968
Travel expenses	25,600	10,713	14,431
Publications and subscriptions	20,644	17,775	13,857
Storage services	15,013	14,666	15,062
Legal expenses	10,573	6,834	4,549
Others	539,729	351,546	367,417
Total other administrative and general expenses	4,559,900	3,740,506	3,346,859
Taxes other than income tax	$ 929,512	719,593	765,766
Previously reported
OPERATING EXPENSES
Total other administrative and general expenses		3,521,920	3,140,789
Other expenses		$ 218,586	$ 206,070